Summary of Stock Option Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Outstanding at the beginning of the period (in shares)	373,000	73,000	73,000
Granted at fair value (in shares)		300,000
Exercised (in shares)
Cancelled/forfeited (in shares)	(169,000)
Outstanding at the end of the period (in shares)	204,000	373,000	73,000
Options exercisable at the end of the period (in shares)	84,000	133,000	73,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 8.65	$ 22.40	$ 22.40
Granted at fair value (in dollars per share)		$ 5.31
Exercised (in dollars per share)
Cancelled/forfeited (in dollars per share)	$ 12.26
Outstanding at the end of the period (in dollars per share)	$ 5.62	$ 8.65	$ 22.40
Options exercisable at the end of the period (in dollars per share)	$ 6.08	$ 14.69	$ 22.40